10. SEGMENTS (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of segments
	Fiscal Years Ended March 31,
	2016	2015
Revenues:
Aethlon	$886,572	$762,417
ESI	–	–
Total Revenues	$886,572	$762,417

Operating Losses:
Aethlon	$(3,953,402)	$(3,081,169)
ESI	(431,432)	(911,684)
Total Operating Loss	$(4,384,834)	$(3,992,853)

Net Losses:
Aethlon	$(4,527,184)	$(6,067,810)
ESI	(431,432)	(911,684)
Net Loss Before Non-Controlling Interests	$(4,958,616)	$(6,979,494)

Cash:
Aethlon	$2,114,285	$721,689
ESI	9,452	133,907
Total Cash	$2,123,737	$855,596

Total Assets:
Aethlon	$2,503,327	$1,159,910
ESI	53,430	220,678
Total Assets	$2,556,757	$1,380,588

Capital Expenditures:
Aethlon	$9,307	$–
ESI	–	–
Capital Expenditures	$9,307	$–

Depreciation and Amortization:
Aethlon	$18,943	$17,770
ESI	19,581	19,582
Total Depreciation and Amortization	$38,524	$37,352

Interest Expense:
Aethlon	$573,782	$349,923
ESI	–	–
Total Interest Expense	$573,782	$349,923